SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee and director [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2020 | shares	3,168,980
Granted | shares
Exercised | shares	(77,500)
Forfeited | shares	(72,500)
Outstanding at June 30, 2020 | shares	3,018,980
Exerciable at June 30, 2020 | shares	1,423,855
Weighted-average exercise price
Outstanding at January 1, 2020 | $ / shares	$ 6.9
Granted | $ / shares
Exercised | $ / shares	5.3
Forfeited | $ / shares	8.5
Outstanding at June 30, 2020 | $ / shares	6.9
Exercisable at June 30, 2020 | $ / shares	$ 5.0
Weighted-average remaining contractual term (in years)
Outstanding at June 30, 2020	3 years 4 months 24 days
Exercisable at June 30, 2020	2 years 2 months 12 days
Aggregate intrinsic value
Outstanding at June 30, 2020 | $	$ 2,298
Exercisable at June 30, 2020 | $	$ 2,133